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                           SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                               New York, NY 10017


November 4, 2002

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

RE:  GAMNA SERIES FUNDS, INC.
     1933 Act Registration No.: 33-75075
     1940 Act Registration No.: 811-9275

Ladies and Gentlemen:

On behalf of GAMNA Series Funds, Inc. (the "Fund") and in accordance with Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that:

       a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 3 ("PEA 3") to the Fund's Registration Statement on Form N-1A; and

       b. that PEA 3 was filed with the Commission via EDGAR on October 30, 2002.


Very truly yours


/s/ Gil Strauss
-----------------
Gil Strauss, Esq.


cc:  Iona Watter